Interest in Other Entities (Details) - Detail 11 $ / shares in Units, ₪ in Thousands, $ in Thousands															1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 06, 2023 USD ($)	Sep. 05, 2023 USD ($)	May 17, 2023 USD ($)	Mar. 16, 2023 USD ($)	Feb. 12, 2023 USD ($)	Nov. 15, 2022 USD ($)	Oct. 30, 2022 USD ($)	Aug. 30, 2022	Mar. 31, 2022 USD ($)	Feb. 22, 2022 USD ($)	Dec. 07, 2021 USD ($) $ / shares shares	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Mar. 25, 2021	Jun. 30, 2022 USD ($) $ / shares	May 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 23, 2022	Jul. 28, 2022 USD ($)	Jun. 02, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 15, 2021 USD ($)	Oct. 14, 2020 USD ($)
Interest in Other Entities (Details) - Detail 11 [Line Items]
Invested amount																	$ 250,000			$ 741,000					$ 2,000,000	$ 750,000
Issued and outstanding share capital, percentage								35.94%						20.00%			67.00%	67.00%
Percentage of issued and outstanding share capital																	20.04%
Additional Amount											$ 753,000
Aggregate amount					$ 180,000	$ 480,000				$ 1,000,000		$ 1,240,000	₪ 4,000				$ 3,858,000
Exercise price (in Dollars per share) | $ / shares
Consideration option per share (in Dollars per share) | $ / shares											$ 6.05
Consideration amount											$ 771,000
Purchase percentage																					50.00%
Consideration per share (in Dollars per share) | $ / shares															$ 6.05
Total consideration amount															$ 817,000		$ 1,613,000	$ 2,235		$ 263,000
Forward transaction per share (in Dollars per share) | $ / shares																			$ 6.05
Investment amount																			$ 82,000
Forward contract asset																			577,000
Consideration amount	$ 250,000	$ 764,000	$ 5,700,000				$ 2,000,000		$ 1,333,000								1,250,000
Other receivables				$ 937,000													2,144,000		$ 1,928,000
Dividend in total amount				577,000
Proceeds amount			$ 5,700,000	937,000
Contract assets				$ 577,000
Provide for line of credit																	$ 510,000						$ 200,000	$ 400,000
Revoltz Ltd.[Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Consideration ordinary shares (in Shares) | shares																	19,990
Issued and outstanding share capital, percentage																	19.99%	19.99%
Invest an additional																	$ 400,000
Percentage of issued and outstanding share capital																	37.50%
Charging Robotics [Memeber]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Invested amount																						$ 60,000
Additional Amount																						$ 340,000
Consideration amount											$ 85,000
Parazero Technologies Ltd [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Fair value of loan amount																	$ 62,000
Aggregate amount							$ 625,000
Investment amount																$ 521,000
Revoltz [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Aggregate amount																	1,000,000
Pre-money valuation																	7,000,000
Aggregate value																	$ 1,000,000
Buffalo Investments Ltd. [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Options to purchase shares																	150,000
SciSparc [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Issued and outstanding share capital, percentage																			1.60%
Options to purchase shares																	150,000
Exercise price (in Dollars per share) | $ / shares																	$ 5.02
Holds shares (in Shares) | shares																			108,814
Buffalo Agreement [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Consideration ordinary shares (in Shares) | shares											150,000
Aggregate value																	$ 937,000
Consideration option per share (in Dollars per share) | $ / shares											$ 0.72
Paid transactions											$ 72,000
Purchase percentage															90.00%
Consideration amount																	$ 817,000
Holding shares (in Shares) | shares																	36,000	36,000
Compensation amount																	$ 120,000
Polyrizon [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Invested amount															$ 314,000
Share purchase rate																	90.00%	90.00%
Hydreight Technologies Inc [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Consideration amount																	$ 309,000
Holding shares (in Shares) | shares																	307,000	307,000
Viewbix Ltd. [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Holding shares (in Shares) | shares																	77,980	77,980
SciSparc [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Holding shares (in Shares) | shares																	84,000	84,000
Colugo Systems Ltd [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Holding shares (in Shares) | shares																	31,250	31,250
Fuel Doctor Holdings Inc. [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Purchased shares (in Shares) | shares																	84,000
Clearmind Medicine Inc [Member]
Interest in Other Entities (Details) - Detail 11 [Line Items]
Holding shares (in Shares) | shares																	36,000	36,000